Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000204524
Shareholder Report [Line Items]
Fund Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Class Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Trading Symbol	UTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.utrnetf.com/investor-materials. You can also request this information by contacting us at 833-835-6633.
Additional Information Phone Number	833-835-6633
Additional Information Website	https://www.utrnetf.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (NAV) - $17486	Vesper U.S. Large Cap Short-Term Reversal Index - $19041	S&P 500® Index - $21303
Sep/18	$10000	$10000	$10000
Aug/19	$10301	$10502	$10179
Aug/20	$12642	$13069	$12411
Aug/21	$16813	$17583	$16280
Aug/22	$13845	$14671	$14452
Aug/23	$13691	$14701	$16756
Aug/24	$17486	$19041	$21303

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 23,631,875
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 215,966
InvestmentCompanyPortfolioTurnover	4697.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,631,875	25	$215,966	4,697%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	3.9%
Financials	4.1%
Industrials	8.0%
Utilities	15.8%
Consumer Staples	27.8%
Health Care	39.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	833-835-6633
Updated Prospectus Web Address	https://www.utrnetf.com/investor-materials